Accounting standards not yet adopted	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounting standards not yet adopted
4.	Accounting standards not yet adopted

Standards and amendments to existing accounting standards mentioned in this section have been published, but implementation is not mandatory for the year ended December 31, 2018, and the Company has not early adopted the amendments in these consolidated financial statements.

The accounting standards presented below may be relevant to the Company in the future, for this reason adoption projects are in course for each of them. It is not possible to estimate the effects of the adoption until such projects are concluded:

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IFRS 16 - Leases: brings new concepts from the lessee’s point of view. In the model proposed by the new standard, the lessee shall recognize all leases as part of the consolidated statements of financial position in the caption of property, plant and equipment “right of use”, against a liability account. The initial recognition must be measured as at present value, considering a discount rate that is appropriate to the local reality of each entity. In the model proposed by the new standard there are no significant changes in the accounting recognition to be made by the lessor. In adopting the standard, the Company used three practical expedients: (1) transactions below US$ 5,000 will be outside the scope of this standard, (2) all contracts with less than 12 months will not be considered for the purposes of IFRS 16 and (3) in order to define the discount rates, Management considered adopting the practical expedient which considers grouping contracts with similar characteristics. Embraer and its subsidiaries are analyzing the new accounting standard as well as the application in existing transactions and consider that there is an impact in the consolidated financial statements, implying an increase in assets and liabilities, a reduction in the value of operating expenses and an increase in financial expenses. The standard is applicable as of January 1, 2019 and the Company intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption and the assets will be measured at the amount of the lease liability on adoption (adjusted for any prepaid or accrued lease expenses). The estimated effect on transition is between 0.5%-1.0% of the Company’s total assets, without impact in Shareholders’ equity.

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IFRIC 23 - Uncertainty over income tax treatments: This is an interpretation of the IAS 12 - Income Tax standard, whose initial application will be effective as of January 1, 2019. The Company is surveying all the circumstances covered by IFRIC 23 and does not expect relevant impacts on its adoption. According to the interpretation, there are two possible transition methods: (1) retrospective, where the application is performed without the effect of using facts or further knowledge and (2) retrospective with cumulative effect, method in which applies with all the effect of prior periods accumulated in Shareholders’ equity. The Company will adopt this interpretation in compliance with method (2) mentioned.

Other accounting standards have been amended or are in the process of amendment and will come into effect in the coming years; however these are not mentioned, as the Company does not expect them to result in significant impacts.